Available-for-Sale-Securities - Available-for-Sale Securities by Contractual Maturity (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortized Cost
Less than one year	$ 86,615
Cost	86,615	$ 91,522	$ 30,750
Estimated Fair Value
Less than one year	86,419
Greater than one year	0
Total estimated fair value	$ 86,419	$ 91,452	$ 30,737